Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Deferred Revenue

Deferred revenue consisted of the following:

	December 31
	2018	2017 Restated*
	(euros in thousands)
Deferred revenue—current portion	16,934	15,935
Deferred revenue	97,675	112,551

	114,609	128,486

*	See Note 4 for details regarding the restatement as a result of a change in accounting policy.